OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Other Investments [Abstract]
Schedule of Other Investments
	At December 31,
	2014	2015
Unlisted securities at cost	$19,862	$19,826
Less: other-than-temporary impairment losses recognized	(4,235)	(4,352)
	$15,627	$15,474